Restatement Of Previously Issued Financial Statements (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 23, 2020	Dec. 31, 2020
Restatement of Previously Issued Financial Statements Details [Line Items]
Redeemable Warrants		166,666
Ownership percentage		50.00%
Liabilities at fair value (in Dollars)	$ 9.3
Public Warrants [Member]
Restatement of Previously Issued Financial Statements Details [Line Items]
Redeemable Warrants		7,666,666